Performance Management	Jan. 28, 2026
THE GABELLI SMALL CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indexes and with returns of an index of funds with similar objectives. As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indexes and with returns of an index of funds with similar objectives.
Bar Chart [Heading]	SMALL CAP GROWTH FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 23.36% (quarter ended December 31, 2020), and the lowest return for a quarter was (29.29)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	23.36%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(29.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Small Cap Growth Fund Class AAA Shares
(first issued on 10/22/1991)
Return Before Taxes	8.69%	9.78%	10.03%
Return After Taxes on Distributions	7.67%	7.69%	7.66%
Return After Taxes on Distributions and Sale of Fund Shares	5.83%	7.40%	7.61%
Class A Shares (first issued on 12/31/03)
Return Before Taxes	2.45%	8.48%	9.38%
Class C Shares (first issued on 12/31/03)
Return Before Taxes	6.90%	8.96%	9.21%
Class I Shares (first issued on 1/11/08)
Return Before Taxes	8.97%	10.05%	10.31%
Russell 2000 Index	12.81%	6.09%	9.62%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	9.81%
Lipper Small-Cap Core Funds Average	7.14%	7.93%	9.63%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

Performance Availability Website Address [Text]	www.gabelli.com
THE GABELLI EQUITY INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s performance from year to year and by showing how the Equity Income Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indexes and with returns of an index of funds with similar objectives. As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future. Updated information on the Equity Income Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s performance from year to year and by showing how the Equity Income Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indexes and with returns of an index of funds with similar objectives.
Performance Additional Market Index [Text]	In addition to the S&P 500 Index, the Equity Income Fund’s returns are also compared with the Lipper Equity Income Funds Average.
Bar Chart [Heading]	EQUITY INCOME FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 16.94% (quarter ended June 30, 2020), and the lowest return for a quarter was (25.24)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	16.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(25.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Income Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Equity Income Fund Class AAA Shares
(first issued on 1/2/1992)
Return Before Taxes	16.31%	9.41%	8.77%
Return After Taxes on Distributions	12.06%	5.59%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	12.58%	6.64%	5.88%
Class A Shares (first issued on 12/31/03):
Return Before Taxes	9.53%	8.13%	8.13%
Class C Shares (first issued on 6/1/23)
Return Before Taxes	14.42%	8.60%	7.95%
Class I Shares (first issued on 1/11/08)
Return Before Taxes	16.47%	9.66%	9.04%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Lipper Equity Income Funds Average	15.21%	11.23%	10.85%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Income Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

In addition to the S&P 500 Index, the Equity Income Fund’s returns are also compared with the Lipper Equity Income Funds Average. The Lipper Equity Income Funds Average is based on the average return of all funds in the Lipper Equity Income Funds universe. Funds in the Lipper Equity Income Funds Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities.

Performance Availability Website Address [Text]	www.gabelli.com
THE GABELLI FOCUSED GROWTH AND INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Focused Growth and Income Fund by showing changes in the Focused Growth and Income Fund’s performance from year to year and by showing how the Focused Growth and Income Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Focused Growth and Income Fund’s past performance (before and after taxes) does not predict how the Focused Growth and Income Fund will perform in the future. Updated information on the Focused Growth and Income Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Focused Growth and Income Fund’s past performance (before and after taxes) does not predict how the Focused Growth and Income Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Focused Growth and Income Fund by showing changes in the Focused Growth and Income Fund’s performance from year to year and by showing how the Focused Growth and Income Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Bar Chart [Heading]	FOCUSED GROWTH AND INCOME FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 25.64% (quarter ended June 30, 2020), and the lowest return for a quarter was (31.79)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	25.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(31.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focused Growth and Income Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025)	Past One Year	Past Five Years	Past Ten Years
The Gabelli Focused Growth and Income Fund Class AAA Shares
(first issued on 12/31/02)
Return Before Taxes	2.09%	7.09%	5.59%
Return After Taxes on Distributions	0.83%	5.94%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares	1.71%	5.30%	4.34%
Class A Shares (first issued on 12/31/02):
Return Before Taxes	(3.35)%	6.17%	5.14%
Class C Shares (first issued on 12/31/02)
Return Before Taxes	0.30%	6.31%	4.82%
Class I Shares (first issued on 1/11/08)
Return Before Taxes	2.99%	8.11%	6.24%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	7.50%	9.12%	10.72%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focused Growth and Income Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

Performance Availability Website Address [Text]	www.gabelli.com
The Gabelli Global Financial Services Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Global Financial Services Fund by showing changes in the Global Financial Services Fund’s performance from year to year, and by showing how the Global Financial Services Fund’s average annual returns for one year, five years and the life of the Global Financial Services Fund compared with those of board based securities market indexes. As with all mutual funds, the Global Financial Services Fund’s past performance (before and after taxes) does not predict how the Global Financial Services Fund will perform in the future. Updated information on the Global Financial Services Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Global Financial Services Fund’s past performance (before and after taxes) does not predict how the Global Financial Services Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Global Financial Services Fund by showing changes in the Global Financial Services Fund’s performance from year to year, and by showing how the Global Financial Services Fund’s average annual returns for one year, five years and the life of the Global Financial Services Fund compared with those of board based securities market indexes.
Bar Chart [Heading]	THE GLOBAL FINANCIAL SERVICES FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar year shown in the bar chart, the highest return for a quarter was 35.52% (quarter ended December 31, 2020) and the lowest return for a quarter was (38.30)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	35.52%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(38.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025, with maximum sales charges, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Financial Services Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025, with maximum sales charges, if applicable)	Past One Year	Past Five Years	Since Inception (October 1, 2018)
The Global Financial Services Fund Class AAA Shares
(first issued on 10/01/18)
Return Before Taxes	36.19%	20.08%	13.22%
Return After Taxes on Distributions	35.61%	19.45%	12.67%
Return After Taxes on Distributions and Sale of Fund Shares	21.79%	16.23%	10.66%
Class A Shares (first issued on 10/01/18)
Return Before Taxes	28.36%	18.68%	12.34%
Class C Shares (first issued on 10/01/18)
Return Before Taxes	34.13%	19.17%	12.35%
Class I Shares (first issued on 10/01/18)
Return Before Taxes	36.54%	20.40%	13.50%
MSCI World Financials Index (reflects no deduction for fees, expenses or taxes)	29.48%	17.58%	12.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Financial Services Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

Performance Availability Website Address [Text]	www.gabelli.com